Expense Example, No Redemption - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor New York Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 475
3 Years	633
5 Years	805
10 Years	1,305
Fidelity Advisor New York Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	149
3 Years	462
5 Years	797
10 Years	1,556
Fidelity Advisor New York Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	471
3 Years	621
5 Years	785
10 Years	1,259
Fidelity Advisor New York Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	665
Fidelity Advisor New York Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530